Average Annual Total Returns (Invesco Global Equity Fund)	12 Months Ended
	May 02, 2011
Return Before Taxes | Class A, Invesco Global Equity Fund
Average Annual Total Returns
Column	Class A: Inception (09/15/97)
Label	Return Before Taxes
1 Year	6.79%
5 Years	(0.91%)
10 Years	2.75%
Inception Date	Sep. 15, 1997
Return Before Taxes | Class B, Invesco Global Equity Fund
Average Annual Total Returns
Column	Class B: Inception (09/15/97)
1 Year	7.18%
5 Years	(0.82%)
10 Years	2.82%
Inception Date	Sep. 15, 1997
Return Before Taxes | Class C, Invesco Global Equity Fund
Average Annual Total Returns
Column	Class C: Inception (01/02/98)
1 Year	11.09%
5 Years	(0.54%)
10 Years	2.67%
Inception Date	Jan. 02, 1998
Return Before Taxes | Class R, Invesco Global Equity Fund
Average Annual Total Returns
Column	Class R: Inception (10/31/05)	[1]
1 Year	12.68%
5 Years	(0.03%)
10 Years	3.12%
Inception Date	Oct. 31, 2005
Return Before Taxes | Class Y, Invesco Global Equity Fund
Average Annual Total Returns
Column	Class Y: Inception (10/03/08)	[2]
1 Year	13.27%
5 Years	0.32%
10 Years	3.39%
Inception Date	Oct. 03, 2008
Return After Taxes on Distributions | Class A, Invesco Global Equity Fund
Average Annual Total Returns
Column	Class A: Inception (09/15/97)
Label	Return After Taxes on Distributions
1 Year	6.58%
5 Years	(2.36%)
10 Years	1.67%
Inception Date	Sep. 15, 1997
Return After Taxes on Distributions and Sale of Fund Shares | Class A, Invesco Global Equity Fund
Average Annual Total Returns
Column	Class A: Inception (09/15/97)
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	4.68%
5 Years	(1.08%)
10 Years	2.12%
Inception Date	Sep. 15, 1997
MSCI World Index
Average Annual Total Returns
Label	MSCI World IndexSM
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	11.76%
5 Years	2.43%
10 Years	2.31%
Lipper Global Multi-Cap Core Funds Index
Average Annual Total Returns
Label	Lipper Global Multi-Cap Core Funds Index
1 Year	13.70%
5 Years	3.86%
10 Years	4.76%

[1]	Class R shares performance shown prior to the inception date is that of Class A shares restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares performance reflects any applicable fee waiver and/or expense reimbursement.
[2]	Class Y shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waiver and/or expense reimbursement.